ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Summary of accrued expenses and other current liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Payables and Accruals [Abstract]
Salary and welfare payable		¥ 606,098		¥ 409,965
Other accrued expense		228,981		111,134
Other tax payable		61,059		71,473
Refund liability	[1]	127,969		67,157
Accrued marketing expense		214,022		113,516
Payable for investment and acquisition		0		26,580
Others		7,078		5,207
Accrued expenses and other current liabilities		¥ 1,245,207	$ 170,592	¥ 805,032

[1]	Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.